UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO        November 12, 2010

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  56

Form 13F Information Table Value Total:                  120,297
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 09-30-2010
                                TITLE OF             VALUE    SHRS/    SHR/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP      (x$1000) PRN AMT  PRN  CALL DISCRTN  MGRS   SOLE   SHARED  NONE
______________                  _______   _____      _______  _______  ___  ___  _______  _____  _____  ______  ____
1ST UNITED BANCORP INC FLA      COM       33740N105  562      87462    SH        SOLE            87462
AMERIS BANCORP                  COM       03076K108  2354     251788   SH        SOLE            251788
ANNALY CAP MGMT INC             COM       035710409  880      50000    SH        SOLE            50000
BANCORPSOUTH INC                COM       059692103  709      50000    SH        SOLE            50000
BANK COMM HLDGS                 COM       06424J103  1919     498500   SH        SOLE            498500
BANK OF AMERICA CORPORATION     COM       060505104  2603     198700   SH        SOLE            198700
BANK OF MARIN BANCORP           COM       063425102  3544     109921   SH        SOLE            109921
BANK OF NEW YORK MELLON CORP    COM       064058100  5239     200500   SH        SOLE            200500
BANK OF THE OZARKS INC          COM       063904106  2337     62999    SH        SOLE            62999
BANNER CORP                     COM       06652V109  2274     1052700  SH        SOLE            1052700
BRYN MAWR BK CORP               COM       117665109  1727     100300   SH        SOLE            100300
CAROLINA BK HLDGS INC GREENS    COM       143785103  430      140910   SH        SOLE            140910
CENTER FINL CORP CALIF          COM       15146E102  3328     653900   SH        SOLE            653900
CITIGROUP INC                   COM       172967101  3943     1008400  SH        SOLE            1008400
CITIZENS REPUBLIC BANCORP IN    COM       174420109  6119     6790068  SH        SOLE            6790068
CITIZENS SOUTH BKG CP DEL       COM       176682102  1351     270134   SH        SOLE            270134
CYPRESS SHARPRIDGE INVTS INC    COM       23281A307  868      65000    SH        SOLE            65000
ENTERPRISE FINL SVCS CORP       COM       293712105  1195     128500   SH        SOLE            128500
EVANS BANCORP INC               COM       29911Q208  989      75200    SH        SOLE            75200
FIFTH THIRD BANCORP             COM       316773100  1207     100300   SH        SOLE            100300
FIRST CMNTY BANCSHARES INC N    COM       31983A103  2765     214319   SH        SOLE            214319
FIRST FINL BANCORP OH           COM       320209109  7331     439486   SH        SOLE            439486
FIRST MERCHANTS CORP            COM       320817109  3916     513200   SH        SOLE            513200
FIRST MIDWEST BANCORP DEL       COM       320867104  4673     405300   SH        SOLE            405300
FIRST SEC GROUP INC             COM       336312103  424      378685   SH        SOLE            378685
HERITAGE FINL CORP WASH         COM       42722X106  2518     179872   SH        SOLE            179872
HERITAGE OAKS BANCORP           COM       42724R107  418      126631   SH        SOLE            126631
INDIANA COMMUNITY BANCORP       COM       454674102  1977     157491   SH        SOLE            157491
JPMORGAN CHASE & CO             COM       46625H100  3425     90000    SH        SOLE            90000
MB FINANCIAL INC NEW            COM       55264U108  487      30000    SH        SOLE            30000
MERCANTILE BANK CORP            COM       587376104  1591     353608   SH        SOLE            353608
MERIDIAN INTERSTAT BANCORP I    COM       58964Q104  2868     272100   SH        SOLE            272100
MIDSOUTH BANCORP INC            COM       598039105  710      50169    SH        SOLE            50169
NORTH VALLEY BANCORP            COM       66304M105  1902     1166666  SH        SOLE            1166666
NORTHERN TR CORP                COM       665859104  2176     45100    SH        SOLE            45100
ORITANI FINL CORP DEL           COM       68633D103  1996     200000   SH        SOLE            200000
ORRSTOWN FINL SVCS INC          COM       687380105  1203     51938    SH        SOLE            51938
PACIFIC CONTINENTAL CORP        COM       69412V108  1529     169000   SH        SOLE            169000
PARK STERLING BANK              COM       70086W109  1374     225300   SH        SOLE            225300
PNC FINL SVCS GROUP INC         COM       693475105  3893     75000    SH        SOLE            75000
PORTER BANCORP INC              COM       736233107  5003     498267   SH        SOLE            498267
PREFERRED BK LOS ANGELES CA     COM       740367107  2690     1670974  SH        SOLE            1670974
REGIONS FINANCIAL CORP NEW      COM       7591EP100  1417     194900   SH        SOLE            194900
RENASANT CORP                   COM       75970E107  1906     125300   SH        SOLE            125300
RIVERVIEW BANCORP INC           COM       769397100  993      501300   SH        SOLE            501300
SCBT FINANCIAL CORP             COM       78401V102  1406     45070    SH        SOLE            45070
SIMMONS 1ST NATL CORP           CL A$1PAR 828730200  560      19800    SH        SOLE            19800
SOUTHERN CMNTY FINL CORP        COM       842632101  622      355532   SH        SOLE            355532
SOUTHWEST BANCORP INC OKLA      COM       844767103  1824     140600   SH        SOLE            140600
TENNESSEE COMMERCE BANCORP I    COM       88043P108  912      225600   SH        SOLE            225600
TFS FINL CORP                   COM       87240R107  4607     501300   SH        SOLE            501300
TOWER FINANCIAL CORP            COM       891769101  1274     200617   SH        SOLE            200617
UMPQUA HLDGS CORP               COM       904214103  718      63300    SH        SOLE            63300
UNITED CMNTY BKS BLAIRSVLE G    CAP STK   90984P105  1656     739467   SH        SOLE            739467
WELLS FARGO & CO NEW            COM       949746101  2097     83500    SH        SOLE            83500
WINTRUST FINANCIAL CORP         COM       97650W108  1858     57322    SH        SOLE            57322